Acquisitions and Divestitures (Tables)	9 Months Ended
Jul. 31, 2026
Disclosure of detailed information about business combination [abstract]
Summary of Fair Value of Assets Acquired and Liabilities Assumed at the Date of Acquisition
The fair values of the assets acquired and liabilities assumed at the date of acquisition are as follows:

(Canadian $ in millions)
November 1, 2025
Customer relationship intangible assets	$375
Other assets	89
Total assets	464
Deferred tax liabilities	99
Other liabilities	30
Total liabilities	129
Goodwill	319
Purchase price	$654
The purchase price allocation for Burgundy is subject to refinement as we complete the valuation of the assets acquired and liabilities assumed.